Concentrations (Details Narrative) - Cost of Goods Total [Member] - Number	3 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Number of vendor	4	3	2	1	2
Vendor 1 [Member]
Concentration risk, percentage	32.00%	46.00%	28.00%	10.00%	31.00%
Vendor 2 [Member]
Concentration risk, percentage	16.00%	17.00%	14.00%		19.00%
Vendor 3 [Member]
Concentration risk, percentage	15.00%	10.00%
Vendor 4 [Member]
Concentration risk, percentage	13.00%